Subsequent Events (Details) - $ / shares	Jan. 02, 2024	Dec. 31, 2023	Apr. 08, 2021
Subsequent Event [Line Items]
Warrant to purchase shares of common stock (in shares)		3,975	500,000
Exercise price of warrant (in dollars per share)		$ 75.9	$ 76.5
Warrant Exercise Price of $76.50
Subsequent Event [Line Items]
Warrant to purchase shares of common stock (in shares)	500,000
Exercise price of warrant (in dollars per share)	$ 76.5
Warrant Exercise Price of $75.90
Subsequent Event [Line Items]
Warrant to purchase shares of common stock (in shares)	3,975
Exercise price of warrant (in dollars per share)	$ 75.9